INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

NOTE 10 - INVENTORIES

The composition of Inventories is as follows:

	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$
Technical stock (*)	438,717	250,327
Non-technical stock (**)	39,072	37,010
Total	477,789	287,337

(*)	Correspond to spare parts and materials that will be used in own maintenance services as well as those of third parties.

(**)	Consumption of on-board services, uniforms and other indirect materials

These are valued at their average acquisition cost net of their obsolescence provision according to the following detail:

	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$
Provision for obsolescence Technical stock	49,981	64,455
Provision for obsolescence Non-technical stock	5,823	5,785
Total	55,804	70,240

The resulting amounts do not exceed the respective net realization values.

As of December 31, 2022, the Company registered ThUS$ 148,790 (ThUS$ 47,362 as of December 31, 2021) in results, mainly related to on-board consumption and maintenance, which is part of the Cost of sales.